Jan. 24, 2025
Unusual Whales Subversive Democratic Trading ETF
Unusual Whales Subversive Democratic Trading ETF - Fund Summary
Investment Objective
The Unusual Whales Subversive Democratic Trading ETF (the “Fund” or the “Democratic Trading Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Unusual Whales Subversive Democratic Trading ETF Unusual Whales Subversive Democratic Trading ETF	[2]
Management Fee	0.72%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.74%	[1]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
[2]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Unusual Whales Subversive Democratic Trading ETF | Unusual Whales Subversive Democratic Trading ETF | USD ($)	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Democratic members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Democratic Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Democratic U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Democratic U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Democratic U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Democratic U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Democratic U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Democratic U.S. Congresspeople while in office, equity securities acquired by Democratic U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Democratic U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Democratic U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Democratic U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Democratic U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Democratic U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Democratic U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Democratic U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Democratic U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Fund. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Fund. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Fund on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Fund’s) performance for the 2024 calendar year. The table shows how the Fund’s (and the Predecessor Fund’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.93% for the quarter ended March 31, 2024 and the lowest quarterly return was 3.17% for the quarter ended September 30, 2024.

Average Annual Total Returns For the Periods Ended December 31, 2024
Average Annual Total Returns - Unusual Whales Subversive Democratic Trading ETF	1 Year		Since Inception		Inception Date
Unusual Whales Subversive Democratic Trading ETF	26.86%		26.33%		Feb. 06, 2023
Unusual Whales Subversive Democratic Trading ETF | After Taxes on Distributions	26.80%		26.12%		Feb. 06, 2023
Unusual Whales Subversive Democratic Trading ETF | After Taxes on Distributions and Sales	15.95%		20.48%		Feb. 06, 2023
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	[1]	22.62%	[1]	Feb. 06, 2023
[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Unusual Whales Subversive Democratic Trading ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Unusual Whales Subversive Democratic Trading ETF | Government Regulation Risk [Member]

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

Unusual Whales Subversive Democratic Trading ETF | Ethics in Government Act Risk [Member]

Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by the Data Provider from PTRs to manage the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Unusual Whales Subversive Democratic Trading ETF | Reporting Delay Risk [Member]

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Fund’s performance.

Unusual Whales Subversive Democratic Trading ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Unusual Whales Subversive Democratic Trading ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Unusual Whales Subversive Democratic Trading ETF | Market Capitalization Risk [Member]
Market Capitalization Risk. These risks apply to the extent the Fund holds securities of large-, mid- and small-capitalization companies.
Unusual Whales Subversive Democratic Trading ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Unusual Whales Subversive Democratic Trading ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

Unusual Whales Subversive Democratic Trading ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Unusual Whales Subversive Democratic Trading ETF | Other Investment Companies Risk [Member]

Other Investment Companies Risk. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

Unusual Whales Subversive Democratic Trading ETF | ETF Risks [Member]
ETF Risks.
Unusual Whales Subversive Democratic Trading ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Unusual Whales Subversive Democratic Trading ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Unusual Whales Subversive Democratic Trading ETF | Shares May Trade at Prices Other Than NAV [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Unusual Whales Subversive Democratic Trading ETF | Trading [Member]
○	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Unusual Whales Subversive Democratic Trading ETF | Newer Fund Risk [Member]
Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.
Unusual Whales Subversive Democratic Trading ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Unusual Whales Subversive Democratic Trading ETF | Democratic Party Investing Risk [Member]

Democratic Party Investing Risk. The pattern of investing by members of the Democratic Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Unusual Whales Subversive Democratic Trading ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Unusual Whales Subversive Democratic Trading ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Unusual Whales Subversive Democratic Trading ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

Unusual Whales Subversive Republican Trading ETF
Unusual Whales Subversive Republican Trading ETF - Fund Summary
Investment Objective
The Unusual Whales Subversive Republican Trading ETF (the “Fund” or the “Republican Trading Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Unusual Whales Subversive Republican Trading ETF Unusual Whales Subversive Republican Trading ETF	[2]
Management Fee	0.72%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.75%	[1]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
[2]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Unusual Whales Subversive Republican Trading ETF | Unusual Whales Subversive Republican Trading ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Republican members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Republican Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Republican U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Republican U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Republican U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Republican U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Republican U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Republican U.S. Congresspeople while in office, equity securities acquired by Republican U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Republican U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Republican U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Republican U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Republican U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Republican U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Republican U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Republican U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Republican U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Fund. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Fund. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Fund on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Fund’s) performance for the 2024 calendar year. The table shows how the Fund’s (and the Predecessor Fund’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.51% for the quarter ended March 31, 2024 and the lowest quarterly return was -0.59% for the quarter ended June 30, 2024.

Average Annual Total Returns For the Periods Ended December 31, 2024
Average Annual Total Returns - Unusual Whales Subversive Republican Trading ETF	1 Year		Since Inception		Inception Date
Unusual Whales Subversive Republican Trading ETF	14.25%		13.50%		Feb. 06, 2023
Unusual Whales Subversive Republican Trading ETF | After Taxes on Distributions	14.10%		13.27%		Feb. 06, 2023
Unusual Whales Subversive Republican Trading ETF | After Taxes on Distributions and Sales	8.55%		10.40%		Feb. 06, 2023
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	[1]	22.62%	[1]	Feb. 06, 2023
[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Unusual Whales Subversive Republican Trading ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Unusual Whales Subversive Republican Trading ETF | Government Regulation Risk [Member]

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

Unusual Whales Subversive Republican Trading ETF | Ethics in Government Act Risk [Member]

Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by the Data Provider from PTRs to manage the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Unusual Whales Subversive Republican Trading ETF | Reporting Delay Risk [Member]

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Fund’s performance.

Unusual Whales Subversive Republican Trading ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Unusual Whales Subversive Republican Trading ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Unusual Whales Subversive Republican Trading ETF | Market Capitalization Risk [Member]
Market Capitalization Risk. These risks apply to the extent the Fund holds securities of large-, mid- and small-capitalization companies.
Unusual Whales Subversive Republican Trading ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Unusual Whales Subversive Republican Trading ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

Unusual Whales Subversive Republican Trading ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Unusual Whales Subversive Republican Trading ETF | Other Investment Companies Risk [Member]

Other Investment Companies Risk. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

Unusual Whales Subversive Republican Trading ETF | ETF Risks [Member]
ETF Risks.
Unusual Whales Subversive Republican Trading ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Unusual Whales Subversive Republican Trading ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Unusual Whales Subversive Republican Trading ETF | Shares May Trade at Prices Other Than NAV [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Unusual Whales Subversive Republican Trading ETF | Trading [Member]
○	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Unusual Whales Subversive Republican Trading ETF | Newer Fund Risk [Member]
Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.
Unusual Whales Subversive Republican Trading ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Unusual Whales Subversive Republican Trading ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Unusual Whales Subversive Republican Trading ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Unusual Whales Subversive Republican Trading ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

Unusual Whales Subversive Republican Trading ETF | Republican Party Investing Risk [Member]

Republican Party Investing Risk. The pattern of investing by members of the Republican Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.